Operating Segments - Summary of Disaggregated Revenue by Business Line (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue		$ 378,913	$ 384,343	$ 746,581	$ 761,767
US Acquiring
Disaggregation of Revenue [Line Items]
Revenue		187,150	164,643	356,294	317,983
eCash
Disaggregation of Revenue [Line Items]
Revenue	[1]	95,717	103,877	196,829	216,793
Digital Wallet
Disaggregation of Revenue [Line Items]
Revenue	[1]	78,818	97,269	161,005	192,193
Integrated & Ecommerce Solutions (IES)
Disaggregation of Revenue [Line Items]
Revenue	[1]	25,620	26,587	48,821	50,149
Intracompany
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ (8,392)	$ (8,033)	$ (16,368)	$ (15,351)

[1]	These business lines are part of the Digital Commerce segment.